Accrued Expenses	12 Months Ended
Jun. 30, 2025
Accrued Expenses [Abstract]
Accrued expenses	Note 5 – Accrued expenses Accrued expenses represent salary and welfare payables, professional fees, utilities, and payables for other operating expenses.